Consolidated Balance Sheets (Parenthetical) - $ / shares None in scaling factor is -9223372036854775296	Mar. 28, 2015	Mar. 29, 2014
Common stock, shares outstanding	17,960,881	17,849,509
Preferred stock, par value
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value
Common stock, shares issued	10,242,911	10,131,539
Common stock, shares outstanding	10,242,911	10,131,539
Class B Common Stock [Member]
Common stock, par value
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970